Fair value Measurements - Fair value of the warrant liabilities (Details) - Warrant - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Change in fair value of the warrant liabilities
Level 3 Warrant liabilities at March 4, 2021	$ 26,260,000	$ 21,063,972
Warrants issued	269,667
Change in fair value of warrant liabilities	(5,465,695)	(19,997,305)
Working capital loan at ending of balance	$ 21,063,972	$ 1,066,667